Fixed assets (Table)	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Fixed Assets
Schedule of fixed assets
	Useful Life	Balance at July 31, 2019 $	Additions $	Accumulated Depreciation $	Balance at April 30, 2020 $

Production equipment	5 years	46,379	313,530	(45,733)	314,176
Furniture and office equipment	5 years	8,102	-	(1,218)	6,884
Buildings and improvements	15 years	90,657	134,510	(8,972)	216,195
Land		-	4,212,362	-	4,212,362
		145,138	4,660,402	(55,923)	4,749,617

	Useful Life	Balance at July 31, 2018	Additions	Amortization	Balance at July 31, 2019

Production equipment	5 years	$-	$46,379	$-	$46,379
Buildings and improvements	15 years	-	90,657	-	90,657
Furniture and office equipment	5 years	-	8,102	-	8,102
		$-	$145,138	$-	$145,138